RELATED PARTY TRANSACTIONS - Founder Shares (Details)				6 Months Ended	12 Months Ended
	Feb. 11, 2021 USD ($)	Jan. 08, 2021	Dec. 17, 2020 USD ($) $ / shares shares	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 08, 2021 shares
RELATED PARTY TRANSACTIONS
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Priveterra common stock, outstanding prior to the Merger | shares					138,825,356	37,159,600	138,825,356
Common shares, shares issued | shares					138,848,177	37,159,600	138,825,356
PRIVETERRA ACQUISITION CORP.
RELATED PARTY TRANSACTIONS
Original issue price | $ / shares				$ 10.00	$ 10.00
PRIVETERRA ACQUISITION CORP. | Class B common stock
RELATED PARTY TRANSACTIONS
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Priveterra common stock, outstanding prior to the Merger | shares				6,900,000	6,900,000		6,900,000	6,900,000
Common shares, shares issued | shares				6,900,000	6,900,000		6,900,000	6,900,000
Stock split ratio		1.2
PRIVETERRA ACQUISITION CORP. | Sponsor
RELATED PARTY TRANSACTIONS
Consideration received | $	$ 25,000
PRIVETERRA ACQUISITION CORP. | Founder shares | Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Consideration received | $			$ 25,000
Price of warrant | $ / shares			$ 0.004
Original issue price | $ / shares			$ 0.004
Shares issued | shares			5,750,000
Common stock, par value | $ / shares			$ 0.0001
Shares subject to forfeiture | shares								900,000
Shares are no longer subject to forfeiture | shares								900,000
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				180 days	180 days